March 3, 2011

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:	The MainStay Funds (the “Registrant”) File Nos.: 811-04550/033-02610

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above Registrant hereby certifies that the Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 107 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 110 under the Investment Company Act of 1940, as amended, that were filed electronically on February 28, 2011.

No fee is required in connection with this filing.

Please do not hesitate to contact me at (973) 394-4505 if you have any questions regarding any of the foregoing.

Very truly yours,

/s/ Thomas C. Humbert

Thomas C. Humbert, Assistant Secretary

/s/ Kevin M. Bopp

Kevin M. Bopp, Assistant Secretary